Expense Example - Prospectus-SI Class - Payden Emerging Markets Corporate Bond Fund - SI Class	Feb. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	705
Expense Example, with Redemption, 10 Years	$ 1,611